TAXATION - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Deferred tax benefits	¥ (11,558)		¥ (5,143)	¥ (9,032)
Income tax benefits	¥ (11,558)	$ (1,814)	¥ (5,143)	¥ (9,032)